Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Composition:

	As of	As of
	December 31,	December 31,
	2024	2023
Cost
Systems and equipment	2,016	1,965
Computers and software	440	426
Office furniture and equipment	135	132
Leasehold improvements	212	209
	2,803	2,732

Less - accumulated depreciation
Systems and equipment	920	664
Computers and software	410	375
Office furniture and equipment	68	58
Leasehold improvements	153	122
	1,551	1,219
Property and Equipment, Net	1,252	1,513